6. Leases (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating leases	$ 1,455,829
Operating Leases
Operating lease right-of-use assets	1,254,384	$ 0
Operating lease liabilities	1,263,173	0
Finance Leases
Finance lease right-of-use assets	124,347	213,679
Finance lease liabilities	$ 99,823	$ 266,747